Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers MLP & Energy Opportunity Fund, Inc.
Prospectus Date	rr_ProspectusDate	Dec. 19, 2013
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2014